SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                               DWS Balanced Fund


The following portfolio managers have been added to the existing portfolio management team as listed in the "Portfolio management" subsection of the "Who Manages and Oversees the Fund" section of the fund's prospectuses:

  John Brennan                             J. Richard Robben, CFA
  Director of Deutsche Asset Management    Vice President of Deutsche Asset
  and Portfolio Manager of the fund.       Management and Portfolio Manager of
   o Portfolio and Sector Manager for      the fund.
     Institutional Fixed Income:            o Joined Deutsche Asset Management
     Louisville.                              and the fund in 2007 after 11
   o Joined Deutsche Asset Management         years of experience at INVESCO
     and the fund in 2007 after 14            Institutional, most recently as
     years of experience at INVESCO and       senior portfolio manager for
     Freddie Mac. Previously, was head        LIBOR-related strategies and head
     of Structured Securities sector          of portfolio construction group
     team at INVESCO and before that          for North American Fixed Income.
     was senior fixed income portfolio      o BA, Bellarmine University.
     manager at Freddie Mac
     specializing in MBS, CMBS,
     collateralized mortgage
     obligations, ARMS, mortgage
     derivatives, US Treasuries and
     agency debt.
   o BS, University of Maryland; MBA
     William & Mary.






               Please Retain This Supplement for Future Reference.



August 1, 2007
st-BAL


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

Supplement to the currently effective Statements of Additional Information for the listed Fund:

DWS Balanced Fund

--------------------------------------------------------------------------------

The following information supplements the "Management of the Fund" section of the above Fund's current Statements of Additional Information.

Fund Ownership of Portfolio Managers:

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund, as well as in all DWS Funds as a group (i.e., those funds advised by DeAM or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of June 30, 2007 for John Brennan and J. Richard Robben.

               Name of
           Portfolio Manager                 Dollar Range of                 Dollar Range of All
           -----------------                 ---------------                 -------------------
                                            Fund Shares Owned               DWS Fund Shares Owned
 John Brennan                                       $0                                $0
 J. Richard Robben                                  $0                                $0

Conflicts of Interest:

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of June 30, 2007 for John Brennan and J. Richard Robben.

Other SEC Registered Investment Companies Managed:

                                                                           Number of
                                Number of                              Investment Company
                                Registered       Total Assets of         Accounts with         Total Assets of
Name of                         Investment    Registered Investment    Performance-Based    Performance-Based Fee
Portfolio Manager               Companies           Companies                 Fee                  Accounts
-----------------               ---------           ---------                 ---                  --------
 John Brennan                        0               $0                        0                        $0
 J. Richard Robben                   0               $0                        0                        $0






Other Pooled Investment Vehicles Managed:

                                 Number of                               Number of Pooled
                                  Pooled         Total Assets of        Investment Vehicle       Total Assets of
Name of                         Investment     Pooled Investment          Accounts with         Performance-Based
Portfolio Manager                Vehicles           Vehicles          Performance-Based Fee        Fee Accounts
-----------------                --------           --------          ---------------------        ------------

 John Brennan                     0                  $0                         0                       $0
 J. Richard Robben                0                  $0                         0                       $0

Other Accounts Managed:

                                                                                                 Total Assets of
Name of                         Number of       Total Assets of      Number of Other Accounts   Performance-Based
Portfolio Manager             Other Accounts     Other Accounts     with Performance-Based Fee     Fee Accounts
-----------------             --------------     --------------     --------------------------     ------------

 John Brennan                       0                $0                         0                       $0
 J. Richard Robben                  0                $0                         0                       $0


               Please Retain This Supplement for Future Reference

August 1, 2007